Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policies. All awards granted under the 2025 Plan are subject to any incentive compensation clawback or recoupment policy of Super League currently in effect or as may be adopted by Super League and, in each case, as may be amended from time to time. No such policy adoption or amendment will require a participant’s prior consent.